UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4173

 NAME OF REGISTRANT:                     John Hancock Investors Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


2X18 John Hancock Funds Investors Trust Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN PLC                                                                                Agenda Number:  934748407
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177J108
    Meeting Type:  Annual
    Meeting Date:  02-May-2018
          Ticker:  AGN
            ISIN:  IE00BY9D5467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nesli Basgoz, M.D.                  Mgmt          For                            For

1b.    Election of Director: Paul M. Bisaro                      Mgmt          For                            For

1c.    Election of Director: Joseph H. Boccuzi                   Mgmt          For                            For

1d.    Election of Director: Christopher W. Bodine               Mgmt          For                            For

1e.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1f.    Election of Director: Christopher J.                      Mgmt          For                            For
       Coughlin

1g.    Election of Director: Carol Anthony (John)                Mgmt          For                            For
       Davidson

1h.    Election of Director: Catherine M. Klema                  Mgmt          For                            For

1i.    Election of Director: Peter J. McDonnell,                 Mgmt          For                            For
       M.D.

1j.    Election of Director: Patrick J. O'Sullivan               Mgmt          For                            For

1k.    Election of Director: Brenton L. Saunders                 Mgmt          For                            For

1l.    Election of Director: Fred G. Weiss                       Mgmt          For                            For

2.     To approve, in a non-binding vote, Named                  Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify, in a non-binding vote, the                     Mgmt          For                            For
       appointment of PricewaterhouseCoopers LLP
       as the Company's independent auditor for
       the fiscal year ending December 31, 2018
       and to authorize, in a binding vote, the
       Board of Directors, acting through its
       Audit and Compliance Committee, to
       determine PricewaterhouseCoopers LLP's
       remuneration.

4.     To renew the authority of the directors of                Mgmt          For                            For
       the Company (the "Directors") to issue
       shares.

5A.    To renew the authority of the Directors to                Mgmt          For                            For
       issue shares for cash without first
       offering shares to existing shareholders.

5B.    To authorize the Directors to allot new                   Mgmt          For                            For
       shares up to an additional 5% for cash in
       connection with an acquisition or other
       capital investment.

6.     To consider a shareholder proposal                        Shr           For                            Against
       requiring an independent Board Chairman, if
       properly presented at the meeting.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investors Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/20/2018